Staff numbers and costs (Details) € in Millions	12 Months Ended
	Mar. 31, 2022 EUR (€) item	Mar. 31, 2021 EUR (€) item	Mar. 31, 2020 EUR (€) item	Mar. 31, 2019 item
Staff numbers and costs
Flight and cabin crew | item	15,289	13,806	15,653
Sales, operations, management and administration | item	1,958	1,896	2,289
Total number of staff | item	17,247	15,702	17,942
Number of aviation professionals | item	19,116	15,016		17,268
Payroll costs
Staff and related costs	€ 641.1	€ 438.4	€ 1,039.4
Social welfare costs	32.5	25.0	47.5
Other pension costs	7.9	5.2	13.0
Share based payments	8.6	3.6	7.0
Total payroll costs	690.1	472.2	1,106.9
Costs associated with the defined benefit plans	€ 0.0	€ 0.0	€ 0.0